Equity (Tables)	12 Months Ended
Dec. 31, 2025
Disclosure Of Issued Capital [Abstract]
Movements of RSUs

The following outlines the movements of the Company's RSUs:

	Number of RSUs	Weighted Average Grant Price ($)
Balance at December 31, 2022	769,547	3.25
Granted	1,556,164	1.55
Vested	(257,489)	3.24
Forfeited	(3,102)	2.81
Balance at December 31, 2023	2,065,120	1.97
Granted	1,348,555	1.24
Vested	(738,244)	2.11
Forfeited	(95,156)	2.09
Balance at December 31, 2024	2,580,275	1.55
Granted	448,636	4.01
Vested	(1,184,225)	1.77
Forfeited	(2,350)	1.29
Balance at December 31, 2025	1,842,336	2.00

Summary of Warrants and Share Options

The following outlines the movements of the reserves related to the Company's common share purchase warrants, share options, RSUs and Debentures:

	Reserves
	Warrants	Share Based Awards	Convertible Debentures	Total
	($)	($)	($)	($)
Balance at December 31, 2022	8,292	14,128	—	22,420
Vesting of RSUs	—	(826)	—	(826)
Exercise of share options	—	(1,823)	—	(1,823)
Share-based compensation - share options	—	1,405	—	1,405
Share-based compensation - RSUs	—	1,318	—	1,318
Convertible debentures:
Equity component of convertible debentures issued for cash, net of taxes	—	—	12,270	12,270
Transaction fees and issuance costs	—	—	(538)	(538)
Balance at December 31, 2023	8,292	14,202	11,732	34,226
Vesting of RSUs	—	(1,551)	—	(1,551)
Exercise of share options	—	(301)	—	(301)
Share-based compensation - share options	—	434	—	434
Share-based compensation - RSUs	—	1,873	—	1,873
Bought deal offering - GRC Warrants issued for cash	1,003	—	—	1,003
Balance at December 31, 2024	9,295	14,657	11,732	35,684
Vesting of RSUs	—	(2,092)	—	(2,092)
Exercise of share options	—	(138)	—	(138)
Exercise of common share purchase warrants	(478)	—	—	(478)
Share-based compensation - share options	—	947	—	947
Share-based compensation - RSUs	—	1,807	—	1,807
Convertible debentures - redemption and conversion	—	—	(11,732)	(11,732)
Balance at December 31, 2025	8,817	15,181	—	23,998

Summary of Share Options Activities

The following outlines the movements of the Company's common share options:

11. Equity (continued)

11.5 Reserves (continued)

Share Options (continued)

	Number of options	Weighted Average Exercise Price ($)
Balance at December 31, 2022	8,236,668	3.18
Granted	5,000	2.33
Exercised	(332,298)	1.04
Forfeited	(143,159)	1.04
Balance at December 31, 2023	7,766,211	3.31
Granted	2,094,450	1.24
Exercised	(25,544)	1.29
Forfeited	(111,342)	2.18
Balance at December 31, 2024	9,723,775	2.89
Granted	748,034	4.01
Exercised	(99,534)	1.68
Forfeited	(13,517)	2.46
Expired	(207,347)	2.40
Balance at December 31, 2025	10,151,411	2.99

Summary of Fair Value Assumptions

The fair values of the share options granted during the years ended December 31, 2025, 2024 and 2023, were estimated at the date of grant using the Black-Scholes option pricing model with the following weighted average assumptions:

	For the year ended
	December 31, 2025	December 31, 2024	December 31, 2023
Risk-free interest rate	3.53%	4.11%	4.55%
Expected life (years)	2.88	2.88	1.37
Expected volatility	51.57%	55.88%	41.83%
Expected dividend yield	0.00%	0.00%	1.72%
Estimated forfeiture rate	0.93%	0.83%	13.33%

Disclosure of range of exercise prices of outstanding share options

A summary of share options outstanding and exercisable as at December 31, 2025, are as follows:

	Options Outstanding			Options Exercisable
Exercise Price ($)	Number of Options Outstanding	Weighted Average Exercise Price ($)	Weighted Average Remaining Contractual Life (years)	Number of Options exercisable	Weighted Average Exercise Price ($)	Weighted Average Remaining Contractual Life (years)
1.00 to 1.99	3,755,405	1.28	2.47	3,232,025	1.28	2.23
2.00 to 2.99	2,283,455	2.58	1.92	2,283,455	2.58	1.92
3.00 to 3.99	17,514	3.06	1.39	17,514	3.06	1.39
4.00 to 4.99	1,590,037	4.46	2.73	1,029,012	4.71	1.51
5.00 and above	2,505,000	5.00	0.19	2,505,000	5.00	0.19
	10,151,411	2.99	1.82	9,067,006	3.03	1.50